Property, plant and equipment - Net Carrying Amounts Included in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 116,325	$ 82,361
Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	102,206	70,344
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,119	12,017
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,405	1,207
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,436	1,323
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,245	1,550
Production and test equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 97,120	$ 66,264